Investment Property - profit or loss in relation to investment property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Property
Rental income	$ 1,381	$ 1,376	$ 1,652
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	$ 709	$ 216	$ 266